Trade and accruals, other payables and provisions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and accruals, other payables and provisions
Trade payables	¥ 42,402	¥ 46,752
Accrued employee benefits	16,521	15,004
Accrued operating expenses	5,619	5,772
Accrued professional service fees	6,708	1,749
Deposits received	689	1,147
Duty and tax payable other than corporate income tax	4,784	4,375
Other payables to suppliers of plant and equipment	158	177
Others	396	15,514
Trade and accruals, other payables and provisions	¥ 77,277	¥ 90,490